Derivative Instruments - Offsetting (Details) - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014
Derivative Asset [Abstract]
Asset derivatives fair value	[1]	$ 15,800		$ 24,658
Derivative assets subject to netting arrangements, gross amounts offset in the balance sheet	[2]	11,115	[3]	18,347	[4]
Derivative assets after impact of netting arrangements, net assets recognized on the balance sheet		4,685		6,311
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments		495		590
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral received		0		0
Derivative assets after impact of netting arrangements and collateral agreements, net amount		4,190		5,721
Total derivatives not subject to netting arrangements		2,142		3,607
Reverse repurchase agreements, gross assets recognized		17,088		11,634
Reverse repurchase agreements subject to netting arrangements, gross amounts offset in the balance sheet		357	[3],[5]	434	[4],[6]
Reverse repurchase agreements after impact of netting arrangements, net assets recognized on the balance sheet		16,731		11,200
Reverse repurchase agreements subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments		16,726		11,198
Reverse repurchase agreements subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral received		0		0
Reverse repurchase agreements, net amount		5		2
Securities borrowing, gross assets recognized		7,630		9,033
Securities borrowing after impact of netting arrangements, net assets recognized on the balance sheet		7,630		9,033
Securities borrowing subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments		7,373		8,733
Securities borrowing after impact of netting arrangements and collateral agreements, net amount		257		300
Fair value of financial and derivative assets, gross assets recognized		40,518		45,325
Fair value of financial and derivative assets subject to netting arrangements, gross amounts offset in the balance sheet		11,472	[3]	18,781	[4]
Fair value of financial and derivative assets after impact of netting arrangements, net assets recognized on the balance sheet		29,046		26,544
Fair value of financial and derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments		24,594		20,521
Fair value of financial and derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral received		0		0
Fair value of financial and derivative assets after impact of netting arrangements and collateral agreements, net amount		4,452		6,023
Derivative Liability [Abstract]
Liability derivatives fair value	[1]	15,188		25,017
Derivative liabilities subject to netting arrangements, gross amounts offset in the balance sheet	[2]	10,869	[7]	17,797	[8]
Derivative liability after impact of netting arrangements, net liabilities recognized on the balance sheet		4,319		7,220
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments		2,140		2,464
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral pledged		0		0
Derivative liabilities after impact of netting arrangements and collateral agreements, net amount		2,179		4,756
Total derivatives not subject to netting arrangements		1,446		3,411
Repurchase agreements, gross liabilities recognized		7,737		9,160
Repurchase agreements subject to netting arrangements, gross amounts offset in the balance sheet		357	[7],[9]	434	[8],[10]
Repurchase agreements after impact of netting arrangements, net liabilities recognized on the balance sheet		7,380		8,726
Repurchase agreements subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments		7,380		8,722
Repurchase agreements subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral pledged		0		0
Repurchase agreements, net amount		0		4
Securities lending, gross liabilities recognized		1,801		2,571
Securities lending after impact of netting arrangements, net liabilities recognized on the balance sheet		1,801		2,571
Securities lending subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments		1,727		2,494
Securities lending after impact of netting arrangements and collateral agreements, net amount		74		77
Fair value of financial and derivative liabilities, gross liabilities recognized		24,726		36,748
Fair value of financial and derivative liabilities subject to netting arrangements, gross amounts offset in the balance sheet		11,226	[7]	18,231	[8]
Fair value of financial and derivative liabilities after impact netting arrangements, net liabilities recognized on the balance sheet		13,500		18,517
Fair value of financial and derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments		11,247		13,680
Fair value of financial and derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral pledged		0		0
Fair value of financial and derivative liabilities after impact of netting arrangements and collateral agreements, net amount		2,253		4,837
Derivatives subject to netting arrangements:
Derivative Asset [Abstract]
Asset derivatives fair value		13,658		21,051
Derivative assets subject to netting arrangements, gross amounts offset in the balance sheet		11,115	[3]	18,347	[4]
Derivative assets after impact of netting arrangements, net assets recognized on the balance sheet		2,543		2,704
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments		495		590
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral received		0		0
Derivative assets after impact of netting arrangements and collateral agreements, net amount		2,048		2,114
Derivative Liability [Abstract]
Liability derivatives fair value		13,742		21,606
Derivative liabilities subject to netting arrangements, gross amounts offset in the balance sheet		10,869	[7]	17,797	[8]
Derivative liability after impact of netting arrangements, net liabilities recognized on the balance sheet		2,873		3,809
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments		2,140		2,464
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral pledged		0		0
Derivative liabilities after impact of netting arrangements and collateral agreements, net amount		733		1,345
Interest rate contracts | Derivatives subject to netting arrangements:
Derivative Asset [Abstract]
Asset derivatives fair value		9,554		15,457
Derivative assets subject to netting arrangements, gross amounts offset in the balance sheet		8,071	[3]	13,942	[4]
Derivative assets after impact of netting arrangements, net assets recognized on the balance sheet		1,483		1,515
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments		432		408
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral received		0		0
Derivative assets after impact of netting arrangements and collateral agreements, net amount		1,051		1,107
Derivative Liability [Abstract]
Liability derivatives fair value		10,188		16,884
Derivative liabilities subject to netting arrangements, gross amounts offset in the balance sheet		8,235	[7]	14,467	[8]
Derivative liability after impact of netting arrangements, net liabilities recognized on the balance sheet		1,953		2,417
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments		1,795		1,815
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral pledged		0		0
Derivative liabilities after impact of netting arrangements and collateral agreements, net amount		158		602
Foreign exchange contracts | Derivatives subject to netting arrangements:
Derivative Asset [Abstract]
Asset derivatives fair value		3,981		5,291
Derivative assets subject to netting arrangements, gross amounts offset in the balance sheet		2,981	[3]	4,246	[4]
Derivative assets after impact of netting arrangements, net assets recognized on the balance sheet		1,000		1,045
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments		63		176
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral received		0		0
Derivative assets after impact of netting arrangements and collateral agreements, net amount		937		869
Derivative Liability [Abstract]
Liability derivatives fair value		3,409		4,241
Derivative liabilities subject to netting arrangements, gross amounts offset in the balance sheet		2,567	[7]	3,149	[8]
Derivative liability after impact of netting arrangements, net liabilities recognized on the balance sheet		842		1,092
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments		274		399
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral pledged		0		0
Derivative liabilities after impact of netting arrangements and collateral agreements, net amount		568		693
Equity contracts | Derivatives subject to netting arrangements:
Derivative Asset [Abstract]
Asset derivatives fair value		123		303
Derivative assets subject to netting arrangements, gross amounts offset in the balance sheet		63	[3]	159	[4]
Derivative assets after impact of netting arrangements, net assets recognized on the balance sheet		60		144
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments		0		6
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral received		0		0
Derivative assets after impact of netting arrangements and collateral agreements, net amount		60		138
Derivative Liability [Abstract]
Liability derivatives fair value		145		481
Derivative liabilities subject to netting arrangements, gross amounts offset in the balance sheet		67	[7]	181	[8]
Derivative liability after impact of netting arrangements, net liabilities recognized on the balance sheet		78		300
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments		71		250
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral pledged		0		0
Derivative liabilities after impact of netting arrangements and collateral agreements, net amount		$ 7		$ 50

[1]	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.
[2]	Effect of master netting agreements includes cash collateral received and paid of $792 million and $546 million, respectively, at Dec. 31, 2015, and $1,589 million and $1,039 million, respectively, at Dec. 31, 2014.
[3]	Includes the effect of netting agreements and net cash collateral received. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.
[4]	Includes the effect of netting agreements and net cash collateral received. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.
[5]	Offsetting of reverse repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.
[6]	Offsetting of reverse repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.
[7]	Includes the effect of netting agreements and net cash collateral paid. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.
[8]	Includes the effect of netting agreements and net cash collateral paid. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.
[9]	Offsetting of repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.
[10]	Offsetting of repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.